UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2009

Date of reporting period:	March 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments March 31, 2009 (unaudited)

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE	VALUE
	U.S. Government Agencies & Obligations (41.5%)
	Major Banks - FDIC Guaranteed (4.4%)
$25,000	Bank of America 06/15/12	3.125%	$25,883,375
42,000	JPMorgan Chase Bank 12/01/11	3.125	43,543,122
			69,426,497
	U.S. Government Agencies (10.0%)
	Federal Home Loan Mortgage Corp.
2,750	04/18/17	5.00	3,008,635
10,760	11/17/17	5.00	11,777,336
	Federal National Mortgage Assoc.
37,000	05/11/17	5.00	41,125,500
52,000	03/15/12	6.125	58,645,548
	Freddie Mac
3,864	06/13/18	4.875	4,293,035
23,000	01/15/12	5.75	25,531,357
	Tennessee Valley Authority
2,235	05/01/30	7.125	2,835,643
	Housing Urban Development Series 99-A
4,140	08/01/10	6.06	4,198,250
4,370	08/01/11	6.16	4,422,392
			155,837,696
	U.S. Government Obligations (27.1%)
	U.S. Treasury Bonds
19,295	02/15/38	4.375	21,923,963
31,500	08/15/27	6.375	43,410,938
102,500	02/15/27	6.625	144,380,885
4,750	02/15/15	11.25	7,168,420
	U.S. Treasury Notes
4,122	12/31/13	1.50	4,112,985
16,250	01/31/14	1.75	16,365,586
1,271	02/15/19	2.75	1,278,350
769	08/15/18	4.00	854,792
2,405	08/15/17	4.75	2,813,852
	U.S. Treasury Strips
74,695	11/15/19	0.00	52,413,183
20,250	08/15/20	0.00	13,562,539
45,425	11/15/20	0.00	30,060,448
34,280	05/15/21	0.00	22,195,717
102,430	11/15/21	0.00	64,861,237
			425,402,895
	Total U.S. Government Agencies & Obligations (Cost $596,554,491)		650,667,088

	Mortgage-Backed Securities (50.7%)
	Federal Home Loan Mortgage Corp. (0.1%)
250	01/01/19-02/01/19	9.50	278,493
290	11/01/12-08/01/20	10.00	328,383
118	09/01/14-12/01/18	10.50	134,608
			741,484
	Federal Home Loan Mortgage Corp. (ARM) (3.4%)
14,600	(a)	4.50	14,905,695
30,688	10/01/35	5.00	31,734,803
7,098	05/01/38	5.50	7,373,742
			54,014,240

	Federal Home Loan Mortgage Corp. Gold (3.7%)
23,300	(a)	5.00	24,031,760
32,075	(a)	5.50	33,282,816
327	08/01/29-02/01/33	6.50	347,989
1,298	05/01/30-07/01/31	7.50	156,365
157	12/01/30-02/01/31	8.00	171,213
			57,990,143
	Federal National Mortgage Assoc. (27.2%)
31,525	(a)	4.00	32,056,984
29,625	(a)	4.50	30,441,132
44,825	(a)	5.00	46,310,790
94,101	05/01/35-02/01/36	5.00	97,328,429
39,827	(a)	5.50	41,339,191
107,472	09/01/35-08/01/38	5.50	111,781,516
61,400	(a)	6.00	64,134,203
944	06/01/29-02/01/33	6.50	1,004,118
5	05/01/31	7.00	5,667
518	01/01/22-05/01/32	7.50	561,695
601	02/01/22-02/01/32	8.00	653,131
175	09/01/24-04/01/25	8.50	191,493
19	09/01/16-01/01/17	9.00	20,745
18	03/01/20-04/01/20	9.50	20,182
			425,849,276
	Federal National Mortgage Assoc. (ARM) (0.3%)
1,066	02/01/34	3.517	1,055,318
195	10/01/34	4.384	197,375
3,546	01/01/35	4.617	3,591,723
329	10/01/34	4.823	337,052
			5,181,468
	Government National Mortgage Assc.(13.2%)
23,175	(a)	4.50	23,710,922
1,587	10/20/34	5.25	1,589,951
12,750	(a)	5.50	13,269,958
30,844	02/15/39	5.50	32,148,145
613	10/20/34	5.50	614,081
17,666	03/15/26-09/15/34	6.00	18,552,763
18,362	01/15/22-04/15/19	6.50	19,419,305
38,109	11/15/17-03/15/26	7.00	40,777,555
20,236	10/15/16-01/15/32	7.50	21,743,591
5,265	06/15/16-09/15/31	8.00	5,675,561
9,554	05/15/16-11/15/19	8.50	10,339,791
6,841	07/15/18-02/15/25	9.00	7,393,940
4,454	01/15/17-08/15/20	9.50	4,882,129
5,581	12/15/09-03/15/16	10.00	6,148,659
25	06/15/10-01/15/15	12.50	28,375
			206,294,726
	Government National Mortgage Assc. II (2.8%)
10,265	11/20/33	3.25	10,175,090
394	12/20/34	3.75	389,262
19,419	05/20/34	3.75	19,429,231
11,134	04/20/35-04/20/36	4.00	10,992,512
150	04/20/36	4.50	149,246
78	02/20/32	5.00	78,500
172	06/20/32	5.375	172,707
2,276	01/20/24-03/20/26	6.50	2,411,018
610	03/20/26-07/20/29	7.00	653,223
			44,450,789
	Government National Mortgage Assc. GPM (0.0%)
212	09/15/13-02/15/15	12.25	244,047
	Total Mortgage-Backed Securities (Cost $779,697,802)		794,766,173

	Collateralized Mortgage Obligations (5.6%)
	U.S. Government Agencies
	Fannie Mae
1,163	2002-77 FH 12/18/32	0.955	(b)	1,136,170
865	Grantor Trust 2004-T5 A11 05/28/35	0.649	(b)	478,047
79	Grantor Trust 2004-T5 A13 05/28/35	0.659	(b)	35,644
465	Whole Loan 2004-W1 1A4 11/25/43	5.50		475,714
1,186	Whole Loan 2005-W2 A1 05/25/35	0.721		1,044,220
	Freddie Mac
16,147	1695 EG 03/15/24	1.612	(b)	16,282,984
1,657	2338 FN 08/15/28	1.056	(b)	1,622,627
1,299	2778 FV 03/15/34	1.156	(b)	1,265,764
7,254	3216 MA (PAC) 04/15/27	6.00	(b)	7,372,821
	Government National Mortgage Assoc.
82	1999-44 FP (PAC) 06/16/27	0.956	(b)	82,013
1,026	2002-55 PD (PAC) 09/20/31	6.00		1,034,545
20,906	2002-23 PE (PAC) 04/16/32	6.50		22,010,440
4,277	2005-37 IO 11/16/32 (IO)	5.50		319,446
32,933	2006-24 PA (PAC) 10/20/35	5.50		34,551,386
	Total Collateralized Mortgage Obligations (Cost $87,137,126)			87,711,821

	Foreign Government Obligation (2.0%)
29,130	Egypt Government AID Bond 09/15/15 (Cost $28,581,656)	4.45		31,000,496

NUMBER OF
CONTRACTS
	Call Options Purchased (0.1%)
2,896	Euro$2Y MIDCV OP Call Sept/2009 @97.75 (Cost $2,240,499)			1,846,200

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (24.8%)
	U.S. Government Agencies & Obligations (d) (22.4%)
	Federal Home Loan Bank
$143,500	04/09/09 - 04/20/09	0.06 - 2.00		143,493,094
	Federal National Mortgage Assoc.
137,000	04/01/09 - 05/18/09	0.18 - 0.33		136,981,543
	U.S. Treasury Bills (c)
70,876	05/15/09 - 06/11/09	0.50 - 0.48		70,863,708
	Total U.S. Government Agencies & Obligations (Cost $351,333,603)			351,338,345

NUMBER OF
SHARES (000)
	Investment Company (e) (f) (2.4%)
36,839	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (Cost $36,839,047)		36,839,047

	Total Short-Term Investments (Cost $388,172,650)		388,177,392

	Total Investments (Cost $1,882,384,224) (g) (h)	124.7%	1,954,169,170
	Liabilities In Excess of Other Assets	(24.8)	(387,181,593)
	Total Written Options Outstanding (premium received $358,338)	(0.0)	(235,300)
	Net Assets	100.0%	$1,566,987,577

ARM	Adjustable rate mortgage.
GPM	Graduated payment mortgage.
IO	Interest only securities.
PAC	Planned amortzation class.
(a)	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date;the actual principal amount and maturity date will be determined upon settlement.
(b)	Floating rate security, rate shown is the rate in effect at March 31, 2009.
(c)	All or a portion of this security has been physically segregated in connection with open futures contract.
(d)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(e)	May include cash designated as collateral in connection with open swap contracts.
(f)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class.

(g)	Securities have been designated as collateral in connection with open futures and swap contracts.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley U.S. Government Securities Trust

Futures Contracts Open at March 31, 2009:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
191	Long	90 Day Euro$
		March 2011	$46,809,325	$188,973
93	Long	90 Day Euro$
		June 2011	22,746,638	95,488
93	Long	90 Day Euro$
		September 2011	22,701,300	92,868
93	Long	90 Day Euro$
		December 2011	22,651,313	87,714
141	Long	Swap Futures 5 Year
		June 2009	16,745,954	81,101
98	Short	90 Day Euro$
		March 2012	(23,834,825)	(9,083)
606	Short	U.S. Treasury Notes 10 Year,
		June 2009	(75,191,347)	(1,317,331)
734	Short	U.S. Treasury Bond 20 Year,
		June 2009	(95,202,097)	(458,544)
691	Short	U.S. Treasury Notes 2 Year,
		June 2009	(150,562,418)	(362,055)

	Net Unrealized Depreciation			$(1,600,869)

Options Written at March 31, 2009:

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION	PRICE	DATE	PREMIUM	VALUE

2,896	Call options on 2Yr MIDCV Euro$ Futures	$97.76	September 2009	$358,338	$235,300

Interest Rate Swap Contracts Open at March 31, 2009:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	MADE	RECEIVED	TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)
Bank of America N.A. ^	$34,280	Fixed Rate 5.08%	Floating Rate 0.00% #	May 15, 2021	$23,555,845
Barclays Bank	21,201	Fixed Rate 5.82	Floating Rate 0.00 #	November 15, 2019	21,520,330
Barclays Bank	34,630	Fixed Rate 5.47	Floating Rate 0.00 #	November 15, 2019	25,237,651
Deutsche Bank AG ^	42,000	Fixed Rate 5.47	Floating Rate 0.00 #	November 15, 2021	28,300,020
Deutsche Bank AG	23,886	Fixed Rate 5.47	Floating Rate 0.00 #	November 15, 2021	24,241,768
JPMorgan Chase Bank N.A. New York	11,688	Fixed Rate 5.47	Floating Rate 0.00 #	August 15, 2000	11,860,895
JPMorgan Chase Bank N.A. New York	16,923	Fixed Rate 5.47	Floating Rate 0.00 #	November 15, 2019	17,184,364
JPMorgan Chase Bank N.A. New York	26,222	Fixed Rate 5.47	Floating Rate 0.00 #	November 15, 2020	26,612,905
JPMorgan Chase Bank N.A. New York ^	45,425	Fixed Rate 5.47	Floating Rate 0.00 #	November 15, 2020	31,831,569
JPMorgan Chase Bank N.A. New York	19,268	Fixed Rate 5.47	Floating Rate 0.00 #	May 15, 2021	19,548,687
JPMorgan Chase Bank N.A. New York	33,651	Fixed Rate 5.47	Floating Rate 0.00 #	November 15, 2021	34,157,690
UBS AG	7,987	Fixed Rate 5.47	Floating Rate 0.00 #	November 15, 2019	8,110,782
UBS AG ^	12,765	Fixed Rate 5.47	Floating Rate 0.00 #	November 15, 2019	9,302,876
Bank of America N.A.	23,413	Floating Rate 2.80 #	Fixed Rate 3.86	May 15, 2021	(23,433,741)
Barclays Bank	25,121	Floating Rate 2.81 #	Fixed Rate 5.34	November 15, 2019	(25,142,959)
Barclays Bank ^	34,630	Floating Rate 2.81 #	Fixed Rate 5.23	November 15, 2019	(25,237,651)
Deutsche Bank AG	42,000	Floating Rate 2.81 #	Fixed Rate 5.23	November 15, 2021	(28,300,020)
Deutsche Bank AG	27,975	Floating Rate 2.81 #	Fixed Rate 5.23	November 15, 2021	(27,999,524)
JPMorgan Chase Bank N.A. New York	34,280	Floating Rate 2.81 #	Fixed Rate 5.23	May 15, 2021	(23,555,845)
JPMorgan Chase Bank N.A. New York ^	27,300	Floating Rate 2.81 #	Fixed Rate 5.23	November 15, 2019	(19,895,694)
JPMorgan Chase Bank N.A. New York ^	20,250	Floating Rate 2.81 #	Fixed Rate 5.23	August 15, 2020	(14,329,305)
JPMorgan Chase Bank N.A. New York	45,425	Floating Rate 2.81 #	Fixed Rate 5.23	November 15, 2020	(31,831,569)
JPMorgan Chase Bank N.A. New York	31,576	Floating Rate 0.00 #	Fixed Rate 5.00	November 15, 2020	(31,603,642)
JPMorgan Chase Bank N.A. New York ^	60,430	Floating Rate 0.00 #	Fixed Rate 5.00	November 15, 2021	(40,718,338)
UBS AG	12,765	Floating Rate 2.81 #	Fixed Rate 5.36	November 15, 2019	(9,303,898)
UBS AG	9,238	Floating Rate 2.81 #	Fixed Rate 5.36	November 15, 2019	(9,246,036)

	Net Unrealized Depreciation				$(29,132,842)

#    Floating rate represents USD-3 Months LIBOR.

^ Portfolio will make payments of $15,012,237, $4,777,781, $19,203,323, $4,777,781, $13,429,168, $10,377,260, $8,561,742, $26,689,425 respectively, on termination date.

Morgan Stanley U.S. Government Securities Trust

Notes to the Portfolio of Investments

FAS 157

3/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                         Level 1 – quoted prices in active markets for identical investments

•                                         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                         Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$1,952,322,970	$360,322,498	$1,592,000,472	—
Other Financial Instruments*	(29,122,811)	10,031	(29,132,842)	—
Total	$1,923,200,159	$360,332,529	$1,562,867,630	—

* Other financial instruments include futures, forwards, options and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$152,903
Net purchases (sales)	(270,767)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	(390)
Realized gains (losses)	118,254
Ending Balance	$0

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2009	—

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2009